Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of estimated useful life for property and equipment

Category	Estimated Useful Lives
Furniture	5 years
Electronic equipment	3 years
Vehicles	5 years
Leasehold improvement	Over the shorter of the terms or the estimated useful lives

Schedule of estimated useful life for the intangible assets

Category	Estimated Economic Lives
Customer relationships	4-8 years
Purchased software	3 years
Technology	5 years